Basis of preparation and accounting policies - Exchange movement (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange movement arising recognised in other comprehensive income
Foreign exchange adjustments arising on retranslation of share capital and share premium balances	$ 2,797	$ 2,668
Impact of functional currency retranslation that will never be recycled	$ 980
Exchange movements arising during the year			$ 152	$ (39)	$ 129
Operating segments | Asia
Exchange movement arising recognised in other comprehensive income
Exchange movements arising during the year			194	(206)	363
Unallocated to a segment (other operations)
Exchange movement arising recognised in other comprehensive income
Exchange movements arising during the year			$ (42)	$ 167	$ (234)